UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2014

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments:

Putnam Retirement Income Fund Lifestyle 2

The fund's portfolio
11/30/13 (Unaudited)

INVESTMENT COMPANIES (45.1%)(a)
	Shares	Value

iShares MSCI EAFE ETF	1,057	$70,016

Putnam Absolute Return 100 Fund Class Y(AFF)	63,011	650,906

Putnam Absolute Return 300 Fund Class Y(AFF)	142,531	1,555,012

Putnam Absolute Return 500 Fund Class Y(AFF)	226,414	2,642,248

Putnam Absolute Return 700 Fund Class Y(AFF)	32,415	399,033

Putnam Money Market Fund Class A(AFF)	517,298	517,298

SPDR S&P 500 ETF Trust	792	143,352

SPDR S&P Midcap 400 ETF Trust	81	19,232

Total investment companies (cost $5,837,246)		$5,997,097

COMMON STOCKS (16.1%)(a)
	Shares	Value

Basic materials (0.7%)

Asahi Kasei Corp. (Japan)	1,000	$7,887

Axiall Corp.	16	725

BASF SE (Germany)	62	6,620

Bemis Co., Inc.	31	1,210

BHP Billiton, Ltd. (Australia)	93	3,165

CF Industries Holdings, Inc.	16	3,478

Chicago Bridge & Iron Co., NV	37	2,837

Cytec Industries, Inc.	15	1,342

Domtar Corp. (Canada)	14	1,197

Eastman Chemical Co.	38	2,927

Evraz PLC (United Kingdom)(NON)	1,599	2,782

Fletcher Building, Ltd. (New Zealand)	736	5,467

Fortune Brands Home & Security, Inc.	58	2,529

Huntsman Corp.	55	1,261

LyondellBasell Industries NV Class A	72	5,557

Mitsubishi Chemical Holdings Corp. (Japan)	1,000	4,646

Monsanto Co.	99	11,220

Packaging Corp. of America	28	1,715

PPG Industries, Inc.	28	5,154

Rio Tinto PLC (United Kingdom)	164	8,711

Sherwin-Williams Co. (The)	20	3,661

Stora Enso OYJ Class R (Finland)	580	5,713

Valspar Corp.	26	1,836

voestalpine AG (Austria)	48	2,384

W.R. Grace & Co.(NON)	20	1,921

		95,945
Capital goods (0.9%)

ABB, Ltd. (Switzerland)	196	5,011

Aecom Technology Corp.(NON)	43	1,250

Avery Dennison Corp.	38	1,858

BAE Systems PLC (United Kingdom)	1,772	12,390

Ball Corp.	42	2,099

Boeing Co. (The)	163	21,883

Canon, Inc. (Japan)	100	3,329

Cummins, Inc.	51	6,750

Delphi Automotive PLC (United Kingdom)	97	5,679

General Dynamics Corp.	82	7,516

Ingersoll-Rand PLC	84	5,999

KBR, Inc.	53	1,793

Leggett & Platt, Inc.	55	1,662

Lockheed Martin Corp.	67	9,492

McDermott International, Inc.(NON)	78	636

Northrop Grumman Corp.	69	7,775

Raytheon Co.	89	7,893

Staples, Inc.	226	3,510

Terex Corp.(NON)	42	1,525

Vinci SA (France)	135	8,664

WABCO Holdings, Inc.(NON)	24	2,126

		118,840
Communication services (0.7%)

AT&T, Inc.	166	5,845

Belgacom SA (Belgium)	202	6,003

Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	1,545	2,581

Comcast Corp. Class A	419	20,896

Deutsche Telekom AG (Germany)	561	8,913

DISH Network Corp. Class A	67	3,629

IAC/InterActiveCorp.	72	4,119

Koninklijke (Royal) KPN NV (Netherlands)(NON)	214	694

NTT DoCoMo, Inc. (Japan)	300	4,832

Orange (France)	456	5,941

Telecom Corp. of New Zealand, Ltd. (New Zealand)	2,273	4,253

Telstra Corp., Ltd. (Australia)	654	3,012

TW telecom, inc.(NON)	62	1,756

Verizon Communications, Inc.	398	19,749

Vodafone Group PLC (United Kingdom)	1,457	5,401

		97,624
Conglomerates (0.3%)

AMETEK, Inc.	75	3,692

Bouygues SA (France)	207	7,784

Danaher Corp.	142	10,622

General Electric Co.	347	9,251

Tyco International, Ltd.	131	4,996

		36,345
Consumer cyclicals (1.8%)

Adecco SA (Switzerland)	121	9,292

ADT Corp. (The)	69	2,799

Advance Auto Parts, Inc.	27	2,727

American Eagle Outfitters, Inc.	78	1,269

Asahi Glass Co., Ltd. (Japan)	1,000	6,452

Bayerische Motoren Werke (BMW) AG (Germany)	73	8,386

Bed Bath & Beyond, Inc.(NON)	67	5,228

Big Lots, Inc.(NON)	32	1,227

Chico's FAS, Inc.	72	1,346

Coach, Inc.	78	4,516

CST Brands, Inc.	14	460

Dai Nippon Printing Co., Ltd. (Japan)	1,000	10,308

Daimler AG (Registered Shares) (Germany)	42	3,480

Daito Trust Construction Co., Ltd. (Japan)	100	9,488

Dillards, Inc. Class A	15	1,373

Expedia, Inc.	32	2,038

Foot Locker, Inc.	55	2,139

Gannett Co., Inc.	92	2,490

Gap, Inc. (The)	95	3,892

Geberit International AG (Switzerland)	11	3,232

Home Depot, Inc. (The)	242	19,522

Host Hotels & Resorts, Inc.(R)	438	8,064

Hugo Boss AG (Germany)	42	5,634

Lear Corp.	38	3,151

Lowe's Cos., Inc.	266	12,630

Macy's, Inc.	112	5,965

McGraw-Hill Cos., Inc. (The)	78	5,811

Next PLC (United Kingdom)	110	9,876

O'Reilly Automotive, Inc.(NON)	34	4,249

PetSmart, Inc.	36	2,668

Priceline.com, Inc.(NON)	12	14,308

PulteGroup, Inc.	123	2,307

Reed Elsevier PLC (United Kingdom)	489	7,065

Ryman Hospitality Properties(R)	193	8,081

SJM Holdings, Ltd. (Hong Kong)	2,000	6,411

Swire Pacific, Ltd. Class A (Hong Kong)	500	6,046

TABCORP Holdings, Ltd. (Australia)	2,297	7,381

TJX Cos., Inc. (The)	174	10,941

Total Systems Services, Inc.	142	4,409

URS Corp.	29	1,507

Wal-Mart Stores, Inc.	28	2,268

Wyndham Worldwide Corp.	47	3,370

Wynn Resorts, Ltd.	25	4,147

		237,953
Consumer staples (1.5%)

British American Tobacco (BAT) PLC (United Kingdom)	113	6,015

Coca-Cola Co. (The)	64	2,572

Colgate-Palmolive Co.	87	5,725

Constellation Brands, Inc. Class A(NON)	41	2,887

Corrections Corp. of America(R)	297	9,905

Costco Wholesale Corp.	49	6,146

CVS Caremark Corp.	195	13,057

General Mills, Inc.	114	5,749

Geo Group, Inc. (The)(R)	250	8,200

ITOCHU Corp. (Japan)	400	5,045

Japan Tobacco, Inc. (Japan)	100	3,377

JM Smucker Co. (The)	25	2,606

Kao Corp. (Japan)	100	3,285

Kraft Foods Group, Inc.	105	5,578

Liberty Interactive Corp. Class A(NON)	168	4,717

Lorillard, Inc.	154	7,905

Metcash, Ltd. (Australia)	536	1,488

Metro AG (Germany)	206	10,323

Molson Coors Brewing Co. Class B	37	1,949

Nestle SA (Switzerland)	79	5,765

Philip Morris International, Inc.	211	18,049

Procter & Gamble Co. (The)	306	25,771

Reckitt Benckiser Group PLC (United Kingdom)	26	2,084

Robert Half International, Inc.	51	1,970

Sumitomo Corp. (Japan)	200	2,474

Swedish Match AB (Sweden)	163	5,064

Tesco PLC (United Kingdom)	1,072	6,102

Unilever NV ADR (Netherlands)	212	8,345

Unilever PLC (United Kingdom)	63	2,542

Walgreen Co.	149	8,821

Woolworths, Ltd. (Australia)	108	3,312

		196,828
Energy (1.3%)

Alpha Natural Resources, Inc.(NON)	81	541

BP PLC (United Kingdom)	1,763	13,881

Cabot Oil & Gas Corp.	107	3,686

Chevron Corp.	61	7,469

ConocoPhillips	222	16,162

Cosmo Oil Co., Ltd. (Japan)(NON)	2,000	3,690

Exxon Mobil Corp.	218	20,379

Halcon Resources Corp.(NON)	27	108

Helmerich & Payne, Inc.	29	2,233

HollyFrontier Corp.	53	2,543

Marathon Petroleum Corp.	75	6,206

Occidental Petroleum Corp.	146	13,864

Oceaneering International, Inc.	32	2,470

Oil States International, Inc.(NON)	18	1,842

ONEOK, Inc.	60	3,484

Peabody Energy Corp.	74	1,347

Phillips 66	125	8,701

Royal Dutch Shell PLC Class A (United Kingdom)	337	11,270

Royal Dutch Shell PLC Class B (United Kingdom)	143	5,006

Schlumberger, Ltd.	210	18,568

Seadrill, Ltd. (Norway)	90	3,826

Tesoro Corp.	42	2,462

TonenGeneral Sekiyu KK (Japan)	1,000	9,664

Total SA (France)	152	9,199

Valero Energy Corp.	124	5,669

		174,270
Financials (4.9%)

Alexandria Real Estate Equities, Inc.(R)	145	9,173

Alleghany Corp.(NON)	8	3,153

Allied World Assurance Co. Holdings AG	20	2,253

American Capital Agency Corp.(R)	73	1,488

American Financial Group, Inc.	46	2,652

American International Group, Inc.	231	11,492

AMP, Ltd. (Australia)	1,244	5,277

Aon PLC	120	9,797

Apartment Investment & Management Co. Class A(R)	124	3,114

Associated Banc-Corp.	100	1,724

AvalonBay Communities, Inc.(R)	93	11,026

Aviva PLC (United Kingdom)	901	6,316

Axis Capital Holdings, Ltd.	56	2,751

Baloise Holding AG (Switzerland)	26	3,061

Banco Santander Central Hispano SA (Spain)	492	4,364

Banque Cantonale Vaudoise (BCV) (Switzerland)	4	2,136

Bendigo and Adelaide Bank, Ltd. (Australia)	297	3,044

Berkshire Hathaway, Inc. Class B(NON)	35	4,079

Boston Properties, LP(R)	100	9,949

BRE Properties(R)	190	9,734

CaixaBank SA (Rights) (Spain)(NON)	1,031	76

CaixaBank SA (Spain)	1,031	5,216

Camden Property Trust(R)	73	4,228

Chimera Investment Corp.(R)	266	785

CIT Group, Inc.	87	4,392

City National Corp.	26	1,985

CNP Assurances (France)	413	7,879

Commonwealth Bank of Australia (Australia)	97	6,871

CommonWealth REIT(R)	347	8,283

CoreLogic, Inc.(NON)	105	3,699

DDR Corp.(R)	24	384

Digital Realty Trust, Inc.(R)	59	2,787

Discover Financial Services	130	6,929

Douglas Emmett, Inc.(R)	232	5,331

Duke Realty Corp.(R)	73	1,108

DuPont Fabros Technology, Inc.(R)	306	7,182

Eaton Vance Corp.	59	2,467

Equity Lifestyle Properties, Inc.(R)	227	8,059

Equity Residential Trust(R)	226	11,648

Essex Property Trust, Inc.(R)	10	1,518

Federal Realty Investment Trust(R)	90	9,317

Fidelity National Financial, Inc. Class A	110	3,198

Fifth Third Bancorp	347	7,051

General Growth Properties(R)	719	14,919

Genworth Financial, Inc. Class A(NON)	259	3,913

Goldman Sachs Group, Inc. (The)	95	16,049

Government Properties Income Trust(R)	295	7,319

Hatteras Financial Corp.(R)	28	468

HCP, Inc.(R)	330	12,134

Health Care REIT, Inc.(R)	230	12,878

Home Properties, Inc.(R)	125	6,573

Hospitality Properties Trust(R)	353	9,591

HSBC Holdings PLC (United Kingdom)	906	10,120

Investment AB Kinnevik Class B (Sweden)	378	14,842

JPMorgan Chase & Co.	472	27,008

Kimco Realty Corp.(R)	672	13,857

Macerich Co. (The)(R)	65	3,701

Medical Properties Trust, Inc.(R)	552	7,292

Mid-America Apartment Communities, Inc.(R)	10	602

Nasdaq OMX Group, Inc. (The)	71	2,790

Natixis (France)	1,178	6,484

Northern Trust Corp.	70	4,129

PartnerRe, Ltd.	32	3,293

PNC Financial Services Group, Inc.	121	9,311

Popular, Inc. (Puerto Rico)(NON)	60	1,715

Post Properties, Inc.(R)	174	7,458

Prologis, Inc.(R)	483	18,320

Protective Life Corp.	46	2,207

Public Storage(R)	162	24,737

Realty Income Corp.(R)	95	3,620

Regency Centers Corp.(R)	213	9,977

Resona Holdings, Inc. (Japan)	900	4,463

Retail Opportunity Investments Corp.(R)	149	2,171

RSA Insurance Group PLC (United Kingdom)	2,535	4,412

Senior Housing Properties Trust(R)	38	861

Simon Property Group, Inc.(R)	356	53,347

SL Green Realty Corp.(R)	40	3,619

Spirit Realty Capital, Inc.(R)	1,046	10,387

STAG Industrial, Inc.(R)	87	1,886

State Street Corp.	120	8,713

Stockland (Units) (Australia)(R)	1,645	5,765

Sumitomo Mitsui Financial Group, Inc. (Japan)	100	4,949

Svenska Handelsbanken AB Class A (Sweden)	218	10,119

Tanger Factory Outlet Centers(R)	25	827

Taubman Centers, Inc.(R)	149	9,742

Toronto-Dominion Bank (Canada)	34	3,108

Tryg A/S (Denmark)	33	2,981

UDR, Inc.(R)	82	1,908

Validus Holdings, Ltd.	55	2,203

Vornado Realty Trust(R)	274	24,093

Wells Fargo & Co.	104	4,578

Westpac Banking Corp. (Australia)	342	10,236

Wing Hang Bank, Ltd. (Hong Kong)	500	7,404

Zurich Insurance Group AG (Switzerland)	14	3,894

		653,949
Health care (1.8%)

AbbVie, Inc.	183	8,866

AmerisourceBergen Corp.	102	7,194

Amgen, Inc.	115	13,119

AstraZeneca PLC (United Kingdom)	166	9,515

Bristol-Myers Squibb Co.	262	13,462

Celgene Corp.(NON)	74	11,971

CIGNA Corp.	107	9,357

Eli Lilly & Co.	162	8,136

Endo Health Solutions, Inc.(NON)	26	1,747

GlaxoSmithKline PLC (United Kingdom)	225	5,945

HCA Holdings, Inc.	76	3,528

Jazz Pharmaceuticals PLC(NON)	13	1,520

Johnson & Johnson	76	7,194

McKesson Corp.	82	13,603

Merck & Co., Inc.	38	1,894

Novartis AG (Switzerland)	96	7,576

Omega Healthcare Investors, Inc.(R)	98	3,204

Orion OYJ Class B (Finland)	159	4,186

Pfizer, Inc.	840	26,653

Roche Holding AG-Genusschein (Switzerland)	25	6,954

Sabra Health Care REIT, Inc.(R)	101	2,695

Salix Pharmaceuticals, Ltd.(NON)	42	3,562

Sanofi (France)	67	7,077

St. Jude Medical, Inc.	124	7,244

Takeda Pharmaceutical Co., Ltd. (Japan)	200	9,713

United Therapeutics Corp.(NON)	20	1,846

Ventas, Inc.(R)	411	23,357

WellPoint, Inc.	118	10,960

Zimmer Holdings, Inc.	70	6,399

		238,477
Technology (1.5%)

Accenture PLC Class A	164	12,705

AOL, Inc.(NON)	95	4,235

Apple, Inc.	78	43,373

Avnet, Inc.	51	2,035

Broadcom Corp. Class A	102	2,722

Brocade Communications Systems, Inc.(NON)	215	1,890

Cap Gemini (France)	54	3,515

Cisco Systems, Inc.	671	14,259

EMC Corp.	301	7,179

Google, Inc. Class A(NON)	17	18,013

IBM Corp.	34	6,109

L-3 Communications Holdings, Inc.	32	3,311

Lam Research Corp.(NON)	51	2,658

Lexmark International, Inc. Class A	43	1,521

Marvell Technology Group, Ltd.	170	2,419

Microsoft Corp.	627	23,908

Nokia OYJ (Finland)(NON)	1,026	8,284

NVIDIA Corp.	163	2,543

Oracle Corp.	583	20,574

Riverbed Technology, Inc.(NON)	71	1,228

Rockwell Automation, Inc.	42	4,770

Symantec Corp.	293	6,590

Teradyne, Inc.(NON)	78	1,328

Western Digital Corp.	55	4,127

		199,296
Transportation (0.3%)

ComfortDelgro Corp., Ltd. (Singapore)	2,000	3,132

Delta Air Lines, Inc.	263	7,622

Deutsche Post AG (Germany)	120	4,244

Japan Airlines Co., Ltd. (Japan)(UR)(NON)	100	5,086

Southwest Airlines Co.	242	4,499

Sydney Airport (Australia)	1,669	5,925

Wabtec Corp.	38	2,622

Yangzijiang Shipbuilding Holdings, Ltd. (China)	3,000	2,785

		35,915
Utilities and power (0.4%)

AES Corp.	197	2,870

American Electric Power Co., Inc.	119	5,600

Chubu Electric Power Co., Inc. (Japan)	300	4,053

CMS Energy Corp.	44	1,168

Enel SpA (Italy)	1,009	4,566

Energias de Portugal (EDP) SA (Portugal)	565	2,137

Entergy Corp.	50	3,095

Hokuriku Electric Power Co. (Japan)	300	3,986

Kinder Morgan, Inc.	112	3,980

PG&E Corp.	87	3,512

PPL Corp.	52	1,597

Red Electrica Corporacion SA (Spain)	89	5,699

RWE AG (Preference) (Germany)	134	4,604

Snam SpA (Italy)	835	4,489

UGI Corp.	39	1,570

		52,926

Total common stocks (cost $1,705,545)		$2,138,368

U.S. TREASURY OBLIGATIONS (10.0%)(a)
	Principal amount	Value

U.S. Treasury Bonds 2 3/4s, August 15, 2042	$130,000	$105,539

U.S. Treasury Notes
2 3/8s, August 31, 2014	38,000	38,625
2s, February 15, 2023	340,000	322,366
1 3/4s, May 31, 2016	130,000	134,341
1 5/8s, August 15, 2022	70,000	65,013
1 1/8s, December 31, 2019	107,000	102,854
1s, August 31, 2016	240,000	243,354
3/4s, March 31, 2018	320,000	314,872

Total U.S. treasury obligations (cost $1,329,356)		$1,326,964

CORPORATE BONDS AND NOTES (3.3%)(a)
	Principal amount	Value

Basic materials (0.3%)

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020	$2,000	$2,361

International Paper Co. sr. unsec. notes 9 3/8s, 2019	2,000	2,660

LYB International Finance BV sr. unsec. unsub. notes 4s, 2023 (Netherlands)	5,000	4,990

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)	2,000	2,017

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023	5,000	5,057

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019	5,000	5,974

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031	5,000	5,857

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)	5,000	4,868

		33,784
Capital goods (0.1%)

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023	5,000	5,188

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018	5,000	5,066

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042	5,000	4,858

		15,112
Communication services (0.6%)

American Tower Corp. sr. unsec. notes 7s, 2017(R)	5,000	5,822

AT&T, Inc. sr. unsec. bonds 6.55s, 2039	2,000	2,222

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023	5,000	4,713

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037	10,000	12,192

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040	5,000	5,555

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)	5,000	6,301

Orange SA sr. unsec. unsub. notes 5 3/8s, 2019 (France)	5,000	5,638

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)	3,000	3,053

Qwest Corp. sr. unsec. notes 6 3/4s, 2021	4,000	4,362

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)	4,000	5,215

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)	5,000	5,426

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2041	10,000	8,040

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033	10,000	11,101

		79,640
Consumer cyclicals (0.4%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 3s, 2022	5,000	4,732

D.R. Horton, Inc. company guaranty sr. unsec. FRN notes 5 3/4s, 2023	5,000	5,050

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020	5,000	5,403

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	5,000	6,073

General Motors Financial Co., Inc. 144A sr. unsec. notes 3 1/4s, 2018	2,000	2,005

General Motors Financial Co., Inc. 144A sr. unsec. notes 2 3/4s, 2016	3,000	3,038

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042	5,000	4,747

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019	5,000	5,089

TJX Cos., Inc. sr. unsec. notes 2 1/2s, 2023	5,000	4,599

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021	5,000	4,882

		45,618
Consumer staples (0.2%)

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022	10,000	9,222

Erac USA Finance, LLC 144A unsec. sub. notes 7s, 2037	5,000	5,906

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042	5,000	4,858

Mondelez International, Inc. sr. unsec. notes 6 1/2s, 2017	5,000	5,902

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016	5,000	5,590

		31,478
Energy (0.2%)

Anadarko Petroleum Corp. sr. notes 5.95s, 2016	2,000	2,255

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)	5,000	5,168

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018	5,000	5,413

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022	4,000	4,370

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)	5,000	5,199

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)	5,000	6,949

		29,354
Financials (0.9%)

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068	4,000	4,802

Associates Corp. of North America sr. unsec. notes 6.95s, 2018	7,000	8,385

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043	5,000	4,520

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)	4,000	4,090

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)	5,000	5,023

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)	5,000	6,204

General Electric Capital Corp. sr. unsec. unsub. notes 3.15s, 2022	15,000	14,572

Genworth Holdings, Inc. sr. unsec. unsub. notes 7.7s, 2020	5,000	6,012

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)	10,000	9,772

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015	7,000	7,280

Leucadia National Corp. sr. unsec. bonds 5 1/2s, 2023	5,000	5,041

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037	5,000	5,350

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037	10,000	10,850

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044	5,000	4,800

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)	5,000	4,800

Royal Bank of Scotland PLC (The) sr. sub. FRN notes 9 1/2s, 2022 (United Kingdom)	5,000	5,825

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)	10,000	9,888

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021	5,000	5,452

		122,666
Health care (0.1%)

Actavis PLC sr. unsec. notes 4 5/8s, 2042	5,000	4,517

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019	2,000	2,160

		6,677
Technology (0.1%)

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043	5,000	4,166

Xerox Corp. sr. unsec. notes 6.35s, 2018	5,000	5,788

		9,954
Utilities and power (0.4%)

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042	5,000	4,676

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041	5,000	4,696

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)	5,000	6,145

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042	5,000	5,380

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042	5,000	4,668

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023	6,000	5,588

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020	5,000	5,965

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022	10,000	10,067

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019	5,000	6,462

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042	5,000	4,632

		58,279

Total corporate bonds and notes (cost $433,281)		$432,562

CONVERTIBLE BONDS AND NOTES (3.2%)(a)
	Principal amount	Value

Basic materials (0.1%)

Cemex SAB de CV cv. unsec. sub. notes 4 7/8s, 2015 (Mexico)	$4,000	$4,608

U.S. Steel Corp. cv. sr. unsec. notes 4s, 2014	4,000	4,183

		8,791
Capital goods (0.1%)

Covanta Holding Corp. cv. sr. unsec. notes 3 1/4s, 2014	4,000	4,673

General Cable Corp. cv. unsec. sub. notes stepped-coupon 5s (2 1/4s, 11/15/19) 2029(STP)	5,000	5,322

Owens-Brockway Glass Container, Inc. 144A cv. company guaranty sr. unsec. notes 3s, 2015	4,000	4,138

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036	5,000	6,484

		20,617
Communication services (0.1%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040	1,000	1,144

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes 6 1/2s, 2016	5,000	8,106

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027 (In default)(NON)	7,000	35

		9,285
Consumer cyclicals (0.7%)

Callaway Golf Co. cv. sr. unsec. bonds 3 3/4s, 2019	3,000	3,624

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015	3,000	3,966

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	5,000	10,116

Forestar Group, Inc. cv. sr. unsec. unsub. notes 3 3/4s, 2020	2,000	2,208

Host Hotels & Resorts LP 144A cv. company guaranty sr. unsec. notes 2 1/2s, 2029(R)	4,000	5,773

Lennar Corp. 144A cv. sr. notes 2 3/4s, 2020	3,000	5,104

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031	12,000	6,390

Liberty Interactive, LLC 144A cv. sr. unsec. notes 1s, 2043	6,000	6,188

Liberty Interactive, LLC 144A cv. sr. unsec. unsub. notes 3/4s, 2043	5,000	6,250

M/I Homes, Inc. cv. company guaranty sr. sub. notes 3s, 2018	3,000	3,158

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015	8,000	9,685

Priceline.com, Inc. cv. sr. unsec. unsub. notes 1s, 2018	5,000	7,019

Ryland Group, Inc. (The) cv. company guaranty sr. unsub. notes 1 5/8s, 2018	4,000	5,750

Standard Pacific Corp. cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2032	5,000	6,259

TRW Automotive, Inc. cv. company guaranty sr. unsec. notes 3 1/2s, 2015	1,000	2,646

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014	3,000	6,296

		90,432
Consumer staples (0.1%)

Hertz Global Holdings, Inc. cv. sr. unsec. notes 5 1/4s, 2014	1,000	2,941

Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015	2,000	4,775

Vector Group Ltd. cv. sr. unsec. FRN notes 2 1/2s, 2019	5,000	5,891

		13,607
Energy (0.3%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038	15,000	14,063

Cobalt International Energy, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2019	6,000	6,019

Energy XXI Bermuda, Ltd. 144A cv. sr. unsec. notes 3s, 2018	2,000	1,973

Goodrich Petroleum Corp. cv. company guaranty sr. unsub. notes 5s, 2032	6,000	6,263

Hornbeck Offshore Services, Inc. cv. company guaranty sr. unsec. notes 1 1/2s, 2019	5,000	6,044

SEACOR Holdings, Inc. 144A cv. sr. unsec. notes 3s, 2028	5,000	5,025

Vantage Drilling Co. cv. sr. unsec. unsub. notes 7 7/8s, 2042	4,000	4,730

		44,117
Financials (0.4%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016	8,000	8,687

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5 1/4s, 2018(R)	5,000	5,100

DFC Global Corp. cv. sr. unsec. unsub. notes 3 1/4s, 2017	2,000	1,780

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018	7,000	7,858

Hercules Technology Growth Capital, Inc. cv. sr. unsec. notes 6s, 2016	4,000	5,810

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)	5,000	6,466

Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014(R)	2,000	1,930

PHH Corp. cv. sr. unsec. notes 4s, 2014	4,000	4,295

Radian Group, Inc. cv. sr. unsec. unsub. notes 3s, 2017	3,000	4,292

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4s, 2019(R)	3,000	3,313

Walter Investment Management Corp. cv. sr. unsec. sub. notes 4 1/2s, 2019	6,000	6,221

		55,752
Health care (0.6%)

Accuray, Inc. cv. sr. unsec. notes 3 3/4s, 2016	5,000	5,400

Alere, Inc. cv. sr. unsec. sub. notes 3s, 2016	4,000	4,400

Auxilium Pharmaceuticals, Inc. cv. sr. unsec. notes 1 1/2s, 2018	1,000	1,095

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018	5,000	6,178

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2014 (China) (In default)(F)(NON)	5,000	400

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)	3,000	210

Cubist Pharmaceuticals, Inc. cv. sr. unsec. notes 2 1/2s, 2017	1,000	2,421

Cubist Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 1 1/8s, 2018	4,000	4,520

Endo Pharmaceuticals Holdings, Inc. cv. sr. unsec. sub. notes 1 3/4s, 2015	3,000	6,930

Gilead Sciences, Inc. cv. sr. unsec. notes 1 5/8s, 2016	3,000	9,862

HealthSouth Corp. cv. sr. unsec. sub. notes 2s, 2043	8,000	8,870

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (zero %, 3/1/18) 2042(STP)	7,000	7,149

Insulet Corp. cv. sr. unsec. notes 3 3/4s, 2016	1,000	1,471

LifePoint Hospitals, Inc. cv. sr. sub. notes 3 1/2s, 2014	4,000	4,300

Medidata Solutions, Inc. 144A cv. sr. unsec. notes 1s, 2018	6,000	7,583

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017	4,000	6,585

		77,374
Technology (0.8%)

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s, 2015	5,000	5,225

Blucora, Inc. 144A cv. sr. unsec. unsub. notes 4 1/4s, 2019	3,000	4,444

Ciena, Inc. cv. sr. unsec. notes 4s, 2020 (acquired 8/23/13, cost $5,465)(RES)	4,000	5,650

Intel Corp. cv. jr. sub. notes 3 1/4s, 2039	4,000	5,110

Micron Technology, Inc. 144A cv. sr. unsec. notes 1 5/8s, 2033	13,000	25,829

Novellus Systems, Inc. cv. sr. unsec. notes 2 5/8s, 2041	4,000	6,398

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026	7,000	7,394

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5 1/4s, 2018	10,000	12,013

Salesforce.com, Inc. 144A cv. sr. unsec. unsub. notes 1/4s, 2018	6,000	6,349

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017	8,000	11,455

TeleCommunication Systems, Inc. cv. sr. unsec. notes 7 3/4s, 2018	5,000	4,888

Vishay Intertechnology, Inc. 144A cv. sr. unsec. notes 2 1/4s, 2041	5,000	4,247

Xilinx, Inc. cv. sr. unsec. notes 2 5/8s, 2017	4,000	6,233

		105,235

Total convertible bonds and notes (cost $385,797)		$425,210

CONVERTIBLE PREFERRED STOCKS (1.8%)(a)
	Shares	Value

Basic materials (0.1%)

ArcelorMittal Ser. MTUS, $1.50 cv. pfd. (France)	307	$7,795

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)	199	10,908

		18,703
Capital goods (0.1%)

United Technologies Corp. $3.75 cv. pfd.	215	14,052

		14,052
Communication services (0.1%)

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.	180	8,395

Crown Castle International Corp. Ser. A, $2.25 cv. pfd.(NON)	85	8,531

Iridium Communications, Inc. 144A $7.00 cv. pfd.	26	2,363

		19,289
Consumer cyclicals (0.2%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)	263	6,102

Stanley Black & Decker, Inc. $6.25 cv. pfd.(NON)	86	8,772

Stanley Black & Decker, Inc. $4.75 cv. pfd.	37	4,609

		19,483
Consumer staples (—%)

Post Holdings, Inc. 144A $3.75 cv. pfd.	41	4,966

		4,966
Energy (0.2%)

Chesapeake Energy Corp. 144A 5.75% cv. pfd.	16	18,340

Halcon Resources Corp. Ser. A, 5.75% cv. pfd.	8	7,027

		25,367
Financials (0.6%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)	230	5,779

AMG Capital Trust II $2.575 cv. pfd.	183	11,117

Bank of America Corp. Ser. L, 7.25% cv. pfd.	19	20,425

EPR Properties Ser. C, $1.44 cv. pfd.	267	5,569

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)	117	6,307

Maiden Holdings, Ltd. Ser. B, $3.625 cv. pfd. (Bermuda)(NON)	98	4,936

MetLife, Inc. $3.75 cv. pfd.	190	5,827

OFG Bancorp Ser. C, 8.75% cv. pfd. (Puerto Rico)	4	6,640

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.	9	10,119

		76,719
Technology (0.1%)

Lucent Technologies Capital Trust I 7.75% cv. pfd.	3	3,030

Unisys Corp. Ser. A, 6.25% cv. pfd.	59	4,381

		7,411
Transportation (0.2%)

Continental Financial Trust II $3.00 cv. pfd.	155	7,411

Genesee & Wyoming, Inc. $5.00 cv. pfd.	54	7,042

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.	475	9,023

		23,476
Utilities and power (0.2%)

AES Trust III $3.375 cv. pfd.	89	4,481

Dominion Resources, Inc. Ser. A, $3.063 cv. pfd.	111	6,087

El Paso Energy Capital Trust I $2.375 cv. pfd.	177	9,984

NextEra Energy, Inc. $2.799 cv. pfd.	78	4,446

PPL Corp. $4.375 cv. pfd.	98	5,187

		30,185

Total convertible preferred stocks (cost $216,701)		$239,651

MORTGAGE-BACKED SECURITIES (1.2%)(a)
	Principal amount	Value

Banc of America Commercial Mortgage Trust
Ser. 06-5, Class A3, 5.39s, 2047	$20,000	$20,500
FRB Ser. 05-1, Class A4, 5.347s, 2042	8,242	8,396

Citigroup/Deutsche Bank Commercial Mortgage Trust Ser. 06-CD3, Class A4, 5.658s, 2048	5,150	5,166

COMM Mortgage Trust
FRB Ser. 06-C7, Class AAB, 5.904s, 2046	3,965	3,990
Ser. 12-CR1, Class AM, 3.912s, 2045	13,000	13,144

GS Mortgage Securities Trust 144A Ser. 11-GC5, Class XA, IO, 1.894s, 2044	221,506	16,192

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-LD11, Class A2, 5.987s, 2049	12,047	12,047
Ser. 04-LN2, Class A2, 5.115s, 2041	26,198	26,631

LB-UBS Commercial Mortgage Trust Ser. 05-C7, Class C, 5.35s, 2040	10,000	10,289

Merrill Lynch/Countrywide Commercial Mortgage Trust FRB Ser. 06-4, Class A2FL, 0.289s, 2049	5,365	5,358

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2FX, 5.778s, 2049	17,202	17,508
Ser. 07-IQ14, Class A2, 5.61s, 2049	12,828	12,903
Ser. 04-T13, Class A4, 4.66s, 2045	1,325	1,325

Wachovia Bank Commercial Mortgage Trust Ser. 07-C34, Class A2, 5.569s, 2046	10,966	11,016

Total mortgage-backed securities (cost $165,853)		$164,465

SHORT-TERM INVESTMENTS (20.0%)(a)
	Principal amount/shares	Value

Putnam Short Term Investment Fund 0.08%(AFF)	2,492,038	$2,492,038

SSgA Prime Money Market Fund 0.01%(P)	110,000	110,000

U.S. Treasury Bills with an effective yield of 0.09%, October 16, 2014(SEGCCS)	$56,000	55,954

U.S. Treasury Bills with effective yields ranging from 0.08% to 0.09%, August 21, 2014(SEG)(SEGCCS)	8,000	7,995

Total short-term investments (cost $2,665,987)		$2,665,987

TOTAL INVESTMENTS

Total investments (cost $12,739,766)(b)		$13,390,304

FORWARD CURRENCY CONTRACTS at 11/30/13 (aggregate face value $126,668) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	12/18/13	$2,446	$2,444	$2
	Euro	Sell	12/18/13	2,446	2,479	33
Barclays Bank PLC
	British Pound	Buy	12/18/13	1,636	1,476	160
	Hong Kong Dollar	Sell	2/19/14	2,000	2,000	—
	Japanese Yen	Buy	2/19/14	4,155	4,324	(169)
	Norwegian Krone	Buy	12/18/13	1,044	1,049	(5)
	Singapore Dollar	Buy	2/19/14	1,355	1,368	(13)
	Swedish Krona	Sell	12/18/13	6,127	6,059	(68)
	Swiss Franc	Buy	12/18/13	332	257	75
Citibank, N.A.
	Australian Dollar	Sell	1/16/14	3,268	3,359	91
	Danish Krone	Buy	12/18/13	3,644	3,536	108
	Euro	Buy	12/18/13	5,164	4,931	233
	Japanese Yen	Buy	2/19/14	8,361	8,675	(314)
Credit Suisse International
	Australian Dollar	Sell	1/16/14	3,631	3,732	101
	Japanese Yen	Buy	2/19/14	5,456	5,681	(225)
	New Zealand Dollar	Sell	1/16/14	8,354	8,450	96
	Swedish Krona	Sell	12/18/13	1,951	1,929	(22)
	Swiss Franc	Buy	12/18/13	4,634	4,484	150
Deutsche Bank AG
	Euro	Buy	12/18/13	3,126	3,007	119
Goldman Sachs International
	Australian Dollar	Sell	1/16/14	998	1,026	28
	Euro	Buy	12/18/13	7,473	7,575	(102)
	Euro	Sell	12/18/13	7,473	7,447	(26)
HSBC Bank USA, National Association
	British Pound	Buy	12/18/13	6,054	5,946	108
	British Pound	Sell	12/18/13	6,054	5,901	(153)
	Swedish Krona	Sell	12/18/13	1,433	1,417	(16)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	1/16/14	1,725	1,781	56
	Euro	Buy	12/18/13	1,495	1,454	41
	Euro	Sell	12/18/13	1,495	1,515	20
	Japanese Yen	Buy	2/19/14	1,664	1,732	(68)
	Singapore Dollar	Buy	2/19/14	4,622	4,669	(47)
	Swiss Franc	Buy	12/18/13	2,538	2,462	76
Royal Bank of Scotland PLC (The)
	Japanese Yen	Buy	2/19/14	1,649	1,702	(53)
State Street Bank and Trust Co.
	Euro	Buy	12/18/13	2,446	2,345	101
	Israeli Shekel	Buy	1/16/14	851	848	3
UBS AG
	British Pound	Buy	12/18/13	3,599	3,516	83
	British Pound	Sell	12/18/13	3,599	3,535	(64)
WestPac Banking Corp.
	Euro	Buy	12/18/13	2,717	2,557	160

Total						$499

FUTURES CONTRACTS OUTSTANDING at 11/30/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 2 yr (Long)	2	$440,594	Mar-14	$59

Total				$59

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/13 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

JPMorgan Chase Bank N.A.
	EM Series 15 Version 1 Index	BB+/P	$(50,000)	$400,000	6/20/16	500 bp	$(26,564)

	Total		$(50,000)	$(26,564)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2013. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/13 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA IG Series 21 Index	BBB+/P	$(3,544)	$330,000	12/20/18	100 bp	$1,939
	NA HY Series 21 Index	B+/P	(69,401)	1,000,000	12/20/18	500 bp	6,303

	Total		$(72,945)	$8,242

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2013. Securities rated by Putnam are indicated by “/P.”

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IO	Interest Only
OTC	Over-the-counter
SPDR	S&P Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2013 through November 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $13,305,240.
(b)	The aggregate identified cost on a tax basis is $12,747,672, resulting in gross unrealized appreciation and depreciation of $730,439 and $87,807, respectively, or net unrealized appreciation of $642,632.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $5,650, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with a company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the voting securities, were as follows:
	Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$2,295,137	$536,680	$339,779	$463	$2,492,038
	Putnam Absolute Return 100 Fund Class Y	576,529	75,365	5,309	—	650,906
	Putnam Absolute Return 300 Fund Class Y	1,436,263	125,957	12,742	—	1,555,012
	Putnam Absolute Return 500 Fund Class Y	2,460,472	149,526	21,257	—	2,642,248
	Putnam Absolute Return 700 Fund Class Y	374,309	21,530	7,662	—	399,033
	Putnam Money Market Fund Class A	446,538	75,008	4,248	13	517,298
	Totals	$7,589,248	$984,066	$390,997	$476	$8,256,535
	* Management fees charged to Putnam Short Term Investment Fund Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(UR)	At the reporting period end, 100 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights and, until 2014, are not eligible for receipt of dividends.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,179,560 to cover certain derivatives contracts and the settlement of certain securities.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the close of the contract. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties are settled through a central clearing agent through variation margin payments. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $234 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Basic materials	$69,735	$26,210	$—
Capital goods	92,775	26,065	—
Communication services	68,091	29,533	—
Conglomerates	28,561	7,784	—
Consumer cyclicals	190,988	46,965	—
Consumer staples	150,588	46,240	—
Energy	131,088	43,182	—
Financials	572,049	81,900	—
Health care	197,224	41,253	—
Technology	187,497	11,799	—
Transportation	31,671	4,244	—
Utilities and power	31,431	21,495	—
Total common stocks	1,751,698	386,670	—
Convertible bonds and notes	—	424,600	610
Convertible preferred stocks	31,941	207,710	—
Corporate bonds and notes	—	432,562	—
Investment companies	5,479,799	517,298	—
Mortgage-backed securities	—	164,465	—
U.S. treasury obligations	—	1,326,964	—
Short-term investments	2,602,038	63,949	—

Totals by level	$9,865,476	$3,524,218	$610

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$499	$—
Futures contracts	59	—	—
Credit default contracts	—	104,623	—

Totals by level	$59	$105,122	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$104,623	$—
Foreign exchange contracts	1,844	1,345
Interest rate contracts	59	—

Total	$106,526	$1,345

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Futures contracts (number of contracts)	2
Forward currency contracts (contract amount)	$150,000
OTC credit default swap contracts (notional)	$730,000
Centrally cleared credit defult rate swap contracts (notional)	$1,000,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2014